Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Preferred stock, shares authorized	1,500,005	1,500,005	1,500,005
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000,000	3,000,000,000	3,000,000,000
Common stock, shares issued	1,245,699,501	220,350,921	14,055,393
Common stock, shares outstanding	1,245,699,501	220,350,921	14,055,393
Common stock, shares issuable	59	19,597,024	59
Treasury stock, shares	1	1	1
Series A Preferred Stock [Member]
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued	500,000	500,000	500,000
Preferred stock, shares outstanding	500,000	500,000	500,000
Series B Preferred Stock [Member]
Preferred stock, shares authorized	5	5	5
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1